Principal Funds, Inc.
Supplement dated September 17, 2025
to the Prospectus and Statement of Additional Information
both dated March 1, 2025
(as previously supplemented)
This supplement updates information contained in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
Effective immediately, delete all references to David Rogal, Portfolio Manager for Inflation Protection Fund, from the Prospectus and Statement of Additional Information.
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